INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS/INCOME - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 9,915,407	$ 7,959,494
Cost of revenues	(1,291,612)	(1,424,240)
Gross profit	8,623,795	6,535,254
Operating expenses:
Selling and marketing expenses	(2,984,101)	(1,127,725)
General and administrative expenses	(3,400,975)	(8,677,640)
Research and development expenses	(1,391,913)	(7,180,293)
Total operating expenses	(7,776,989)	(16,985,658)
(Loss) income from operations	846,806	(10,450,404)
Interest expense	(334,689)	(358,215)
Interest income	23,417	762
Subsidy income	8,941	56,968
Other (expenses)/income, net	29,771	(49,107)
(Loss)/income before income tax	574,246	(10,799,996)
Income tax provision	(560,747)	(559,131)
Net (Loss)/income	13,499	(11,359,127)
Less: Net loss attributable to non-controlling interests	(21,906)	(65,232)
Net (loss)/ income attributable to Baird Medical Investment Holdings Limited's shareholders	35,405	(11,293,895)
Other comprehensive (loss)/ income
Foreign currency translation adjustment	1,105,179	893,939
Total comprehensive (loss)/ income	1,118,678	(10,465,188)
Non-controlling interests	(10,965)	(65,232)
Comprehensive (loss)/ income attributable to Baird Medical Investment Holdings Limited's shareholders	$ 1,129,643	$ (10,399,956)
Net loss per share, basic (in dollars per share)	$ (0.002)	$ (0.43)
Net loss per share, diluted (in dollars per share)	$ (0.002)	$ (0.43)
Weighted average number of shares - basic (in shares)	31,330,271	26,402,382
Weighted average number of shares - diluted (in shares)	31,330,271	26,402,382
General and administrative expenses
Other comprehensive (loss)/ income
Stock-based compensation expenses	$ 2,385,000	$ 6,328,781